7. FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Financial Liabilities
		June 30,	September 30,
	Level	2012	2011

Participation liability	3	$928,439	$1,172,315
Conversion feature liabilities	3	340,125	720,593
Warrant liabilities	3	177,752	400,319

Total liabilities		$1,446,316	$2,293,227

Liabilities Using Signigicant Unobservable Inputs
	Participation Liability	Conversion Feature Liabilities	Warrant Liabilities	Total

Balance at September 30, 2011	$1,172,315	$720,593	$400,319	$2,293,227
Purchases, issuances and settlements	(319,436)	307,235	-	(12,201)
(Gains) losses included in earnings	75,560	(687,703)	(222,567)	(834,710)

Balance at June 30, 2012	$928,439	$340,125	$177,752	$1,446,316